Expense Example - Investor A, C, Institutional and Class R - BLACKROCK BASIC VALUE FUND, INC.	Oct. 28, 2020 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 605
Expense Example, with Redemption, 3 Years	776
Expense Example, with Redemption, 5 Years	961
Expense Example, with Redemption, 10 Years	1,497
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,955
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,420